Transactions with Related Parties - Fabiana Ltd. (Details) - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended		12 Months Ended
	Jan. 12, 2011	Aug. 19, 2014	Aug. 20, 2013	Dec. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2015	Jun. 30, 2015	Dec. 31, 2014	Aug. 20, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock par value										$ 0.01	$ 0.01
Consultancy Agreement Compensation Committee approval on 12 January 2011 | Fabiana Services S.A
Annual Remuneration	$ 4,000
Shares granted	9,000,000
Vesting period	8 years
Vested number of shares on grant date	1,000,000
Vested In Period					1,000,000	1,000,000	1,000,000	1,000,000			1,000,000		1,000,000	1,000,000	1,000,000
Grant date fair value	$ 5.5
Consultancy Agreement Compensation Committee approval on 20 August 2013 | Fabiana Services S.A
Shares granted			1,000,000
Vesting period			2 years
Vested number of shares on grant date			333,334
Vested In Period									333,333			333,333
Common stock par value			$ 0.01
Grant date fair value			$ 2.01
Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Fabiana Services S.A
Shares granted		1,200,000
Vesting period		3 years
Vested In Period							400,000	400,000			400,000
Common stock par value		$ 0.01
Grant date fair value		$ 3.26
Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Fabiana Services S.A
Shares granted				2,100,000
Vesting period				3 years
Vested In Period						700,000	700,000	700,000
Common stock par value				$ 0.01
Grant date fair value				$ 1.07
Cash bonus				$ 1,000